UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

FIMCO Select Fund
SCHEDULE OF INVESTMENTS at February 29, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 92.5%

	Auto Components: 2.1%
26,000	Superior Industries International, Inc.	$451,360

	Beverages: 5.4%
12,000	Anheuser-Busch Companies, Inc.[1]	565,080
10,000	The Coca-Cola Co.[1]	584,600
		1,149,680
	Capital Markets: 2.3%
20,000	Janus Capital Group, Inc.	484,400

	Commercial Banks: 4.3%
11,300	Bank of America Corp.	449,062
15,880	Wells Fargo & Co.	464,172
		913,234
	Commercial Services & Supplies: 2.8%
75,000	Corinthian Colleges, Inc.*	596,250

	Communications Equipment: 2.5%
22,000	Cisco Systems, Inc.*	536,140

	Electronic Equipment & Instruments: 0.7%
4,475	Tyco Electronics Ltd.	147,228

	Food & Staples Retailing: 9.9%
12,900	Costco Wholesale Corp.[1]	798,768
26,500	Wal-Mart Stores, Inc.[1]	1,314,135
		2,112,903
	Health Care Equipment & Supplies: 0.9%
4,475	Covidien Ltd.	191,485

	Hotels Restaurants & Leisure: 4.0%
32,400	Papa John's International, Inc.*	847,260

	Household Durables: 3.2%
8,100	Whirlpool Corp.	683,397

	Industrial Conglomerates: 0.8%
4,475	Tyco International, Ltd.	179,269

	Insurance: 7.9%
202	Berkshire Hathaway, Inc. - Class B*	944,249
1,600	Markel Corp.*	743,600
		1,687,849
	Internet & Catalog Retail: 2.7%
21,800	eBay, Inc.*[1]	574,648

	IT Services: 3.1%
31,800	The Western Union Co.	661,440

	Life Science Tools & Services: 6.4%
198,956	Pure Bioscience*	960,957
7,200	Thermo Fisher Scientific, Inc.*	402,696
		1,363,653
	Machinery: 5.7%
17,500	FreightCar America, Inc.	701,400
12,075	PACCAR, Inc.[1]	523,814
		1,225,214
	Oil & Gas: 10.3%
7,100	Chevron Corp.[1]	615,286
11,800	ConocoPhillips[1]	975,978
7,000	Exxon Mobil Corp.[1]	609,070
		2,200,334
	Pharmaceuticals: 3.3%
11,500	Johnson & Johnson[1]	712,540

	Road & Rail: 2.4%
6,000	Burlington Northern Santa Fe Corp.	526,680

	Software: 2.8%
21,900	Microsoft Corp.[1]	596,118

	Specialty Retail: 9.0%
81,900	Borders Group, Inc.[1]	758,394
37,700	CarMax, Inc.*[1]	692,172
41,800	Office Depot, Inc.*[1]	475,266
		1,925,832
	TOTAL COMMON STOCKS
	(Cost $20,064,729)	19,766,914

	INVESTMENT COMPANIES: 16.3%
5,000	Energy Select Sector SPDR Fund[1]	380,250
2,600	Health Care Select Sector SPDR Fund[1]	85,280
5,700	IShares Dow Jones Technology Index Fund	298,965
18,200	Materials Select Sector SPDR Fund	743,834
25,500	Technology Select Sector SPDR Fund[1]	564,825
21,500	Utilities Select Sector SPDR Fund[1]	808,615
8,300	Vanguard Information Technology Index Fund[1]	419,482
2,800	Vanguard Telecommunication Services Index Fund	172,452
		3,473,703
	TOTAL INVESTMENT COMPANIES
	(Cost $3,150,692)	3,473,703

Contracts		Value
	CALL OPTIONS PURCHASED: 1.2%
279	Borders Group, Inc.,
	Expiration: January, 2010, Exercise Price: $5.00	129,735

190	National City Corp.,
	Expiration: January, 2009, Exercise Price: $35.00	2,375

170	Wal-Mart Stores, Inc.,
	Expiration: January, 2009, Exercise Price: $45.00	129,200

	TOTAL CALL OPTIONS PURCHASED
	(Cost $369,910)	261,310

Shares		Value
	SHORT-TERM INVESTMENT: 0.2%
43,816	Fidelity Institutional Money Market Portfolio	43,816

	TOTAL SHORT-TERM INVESTMENT
	(Cost $43,816)	43,816

	TOTAL INVESTMENTS IN SECURITIES: 110.2%
	(Cost $23,629,147)	23,545,743
	Liabilities in Excess of Other Assets: (10.2)%	(2,186,930)
	TOTAL NET ASSETS: 100.0%	$21,358,813

[1] A portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.
* Non-income producing security.
FIMCO Select Fund
Schedule of Securities Sold Short at February 29, 2008 (Unaudited)

Shares		Value
15,800	Consumer Staples Select Sector SPDR Fund	428,654
50,000	Consumer Discretionary Select Sector SPDR Fund	1,566,000
		1,994,654
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,227,535)	$1,994,654

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows+:

	Cost of investments	$23,654,250
	Gross unrealized appreciation	2,455,766
	Gross unrealized depreciation	(2,564,273)
	Net unrealized depreciation	$(108,507)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2008:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Securities	$23,545,743	$23,545,743	$0	$0.00
Total	$23,545,743	$23,545,743	$0	$0.00

Liabilities:
Securities sold short	($1,994,654)	($1,994,654.00)	$0.00	$0.00
Total	($1,994,654.00)	($1,994,654.00)	$0.00	$0.00

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*     /s/Robert M. Slotky
                                                  Robert M. Slotky, President

Date  April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Robert M. Slotky
                                                 Robert M. Slotky, President

Date  April 22, 2008

By (Signature and Title)*     /s/Eric W. Falkeis
                                                  Eric W. Falkeis, Treasurer

Date  April 28, 2008

•	Print the name and title of each signing officer under his or her signature.